JPMorgan U.S. Value Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 3.7%
General Dynamics Corp.	316	108,389
RTX Corp.	639	123,335
		231,724
Banks — 8.1%
Bank of America Corp.	2,617	127,560
Citigroup, Inc.	877	99,488
First Citizens BancShares, Inc., Class A	26	49,369
US Bancorp	1,002	52,126
Wells Fargo & Co.	2,305	183,462
		512,005
Beverages — 0.4%
PepsiCo, Inc.	157	24,416
Biotechnology — 2.5%
AbbVie, Inc.	354	77,017
Regeneron Pharmaceuticals, Inc.	60	46,326
Vertex Pharmaceuticals, Inc. *	79	35,231
		158,574
Broadline Retail — 2.2%
Amazon.com, Inc. *	679	141,439
Building Products — 1.7%
Carrier Global Corp.	1,955	110,072
Capital Markets — 7.2%
Ares Management Corp., Class A	199	21,654
Bank of New York Mellon Corp. (The)	723	85,798
Blackrock, Inc.	24	23,523
Blackstone, Inc.	215	24,723
Charles Schwab Corp. (The)	1,224	115,033
Goldman Sachs Group, Inc. (The)	90	75,685
Morgan Stanley	675	111,085
		457,501
Chemicals — 1.6%
Air Products and Chemicals, Inc.	352	102,167
Commercial Services & Supplies — 0.6%
Republic Services, Inc., Class A	175	38,341
Construction Materials — 1.3%
Vulcan Materials Co.	294	80,017
Consumer Finance — 2.8%
American Express Co.	296	89,547
Capital One Financial Corp.	464	84,649
		174,196
Consumer Staples Distribution & Retail — 1.2%
Walmart, Inc.	586	72,821

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Containers & Packaging — 0.9%
Ball Corp.	947	55,972
Diversified Telecommunication Services — 0.8%
Comcast Corp., Class A	1,764	50,656
Electric Utilities — 3.2%
Entergy Corp.	490	55,039
NextEra Energy, Inc.	885	82,218
Xcel Energy, Inc.	805	63,935
		201,192
Electrical Equipment — 2.0%
Eaton Corp. plc	345	123,374
Entertainment — 1.2%
Walt Disney Co. (The)	818	78,806
Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B *	170	81,424
Food Products — 0.8%
Mondelez International, Inc., Class A	930	53,625
Ground Transportation — 2.6%
CSX Corp.	1,608	66,026
Union Pacific Corp.	417	101,151
		167,177
Health Care Equipment & Supplies — 1.7%
Becton Dickinson & Co.	171	26,814
Boston Scientific Corp. *	741	46,528
Medtronic plc	415	35,932
		109,274
Health Care Providers & Services — 3.4%
Cardinal Health, Inc.	209	44,133
Cigna Group (The)	194	51,837
CVS Health Corp.	816	58,638
UnitedHealth Group, Inc.	223	60,263
		214,871
Health Care REITs — 1.0%
Ventas, Inc.	753	61,559
Hotel & Resort REITs — 0.7%
Host Hotels & Resorts, Inc.	2,187	41,912
Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.	8	32,247
Chipotle Mexican Grill, Inc., Class A *	676	21,659
McDonald's Corp.	265	82,405
		136,311
Household Products — 0.9%
Procter & Gamble Co. (The)	399	57,648

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Industrial Conglomerates — 1.3%
3M Co.	581	84,387
Industrial REITs — 0.5%
Prologis, Inc.	239	31,561
Insurance — 3.1%
Aon plc, Class A	50	16,209
Arthur J Gallagher & Co.	204	44,184
Chubb Ltd.	148	48,023
Progressive Corp. (The)	209	41,412
Travelers Cos., Inc. (The)	148	43,241
		193,069
Interactive Media & Services — 3.5%
Alphabet, Inc., Class C	541	155,343
Meta Platforms, Inc., Class A	116	66,243
		221,586
IT Services — 0.9%
International Business Machines Corp.	229	55,406
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	168	82,409
Machinery — 3.1%
Deere & Co.	142	79,906
Dover Corp.	459	95,600
Parker-Hannifin Corp.	23	20,703
		196,209
Multi-Utilities — 1.3%
CMS Energy Corp.	813	63,061
Public Service Enterprise Group, Inc.	244	19,736
		82,797
Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp.	736	152,262
ConocoPhillips	1,120	147,896
EOG Resources, Inc.	799	115,506
		415,664
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	936	56,786
Eli Lilly & Co.	36	32,891
Johnson & Johnson	550	134,475
Merck & Co., Inc.	777	93,473
		317,625
Residential REITs — 0.1%
AvalonBay Communities, Inc.	25	4,106
Semiconductors & Semiconductor Equipment — 5.7%
Advanced Micro Devices, Inc. *	110	22,548
Analog Devices, Inc.	403	128,181

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Micron Technology, Inc.	157	53,025
NXP Semiconductors NV (Netherlands)	347	68,306
Texas Instruments, Inc.	439	85,199
		357,259
Software — 1.9%
Intuit, Inc.	78	33,568
Microsoft Corp.	230	85,252
		118,820
Specialized REITs — 0.5%
American Tower Corp.	190	32,770
Specialty Retail — 5.5%
AutoZone, Inc. *	16	54,571
Home Depot, Inc. (The)	233	76,584
Lowe's Cos., Inc.	408	96,497
O'Reilly Automotive, Inc. *	387	35,685
TJX Cos., Inc. (The)	510	81,395
		344,732
Technology Hardware, Storage & Peripherals — 1.2%
Western Digital Corp.	274	74,257
Tobacco — 2.0%
Philip Morris International, Inc.	777	128,462
Total Common Stocks (Cost $4,440,336)		6,278,193
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b) (Cost $32,249)	32,245	32,248
Total Investments — 100.0% (Cost $4,472,585)		6,310,441
Other Assets in Excess of Liabilities — 0.0% ^		2,464
NET ASSETS — 100.0%		6,312,905

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,310,441	$—	$—	$6,310,441

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$184,750	$435,371	$587,872	$3	$(4)	$32,248	32,245	$1,837	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	23,649	185,489	209,138	—	—	—	—	297	—
Total	$208,399	$620,860	$797,010	$3	$(4)	$32,248		$2,134	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.